Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ (136)	$ 519	$ 504
Other comprehensive income/(loss)	3,876	(1,315)	(3,881)
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(34,677)	(33,554)	(29,234)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4,497	(1,123)	(4,320)
Cash flow hedges			0
Other comprehensive income/(loss)	4,497	(1,123)	(4,320)
Ending balance	(30,180)	(34,677)	(33,554)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	145	481	376
Other comprehensive income/(loss)
Cash flow hedges	36	(336)	105
Other comprehensive income/(loss)	36	(336)	105
Ending balance	181	145	481
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,021)	(1,504)	(1,983)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	(134)	483	479
Other comprehensive income/(loss)	(134)	483	479
Ending balance	(1,155)	(1,021)	(1,504)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(35,553)	(34,577)	(30,841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4,497	(1,123)	(4,320)
Cash flow hedges	36	(336)	105
Re-measurements of post-employment benefits	(134)	483	479
Other comprehensive income/(loss)	4,398	(976)	(3,736)
Ending balance	$ (31,155)	$ (35,553)	$ (34,577)